SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended	9 Months Ended
	Jul. 31, 2015	Jan. 31, 2015
Accounting Policies [Abstract]
Schedule of Cost Method Investments [Table Text Block]	The following table summarizes the inputs used as of July 31, 2015 in determining the Trust ’s investments at fair value for purposes of ASC 820:

	Level 1	Level 2	Level 3
Investment in Gold	$62,987,484	$-	$-
Total	$62,987,484	$-	$-
	Level 1	Level 2	Level 3
Investment in Gold	$64,750,586	$-	$-
Total	$64,750,586	$-	$-
The following table summarizes the inputs used as of January 31, 2015 in determining the Trust’s investments at fair value for purposes of ASC 820:

	Level 1	Level 2	Level 3
Investment in Gold	$64,750,586	$-	$-
Total	$64,750,586	$-	$-

Schedule of Capital Units [Table Text Block]	Changes in the shares for the period ending January 31, 2015 are as follows:

	Shares	Amount

Shares, beginning of period at January 31, 2015	5,152,630	$66,087,586
Shares issued	910,511	10,491,166
Shares redeemed	(300,704)	(3,616,635)
Shares, end of period at July 31, 2015	5,762,437	$72,962,117
	Shares	Amount

Shares, beginning of period at May 6, 2014	100,000	$1,306,250
Shares issued	5,112,551	65,559,010
Shares redeemed	(59,921)	(777,674)
Shares, end of period at January 31, 2015	5,152,630	$66,087,586
Changes in the shares for the period ending January 31, 2015 are as follows:

	Shares	Amount

Shares, beginning of period at May 6, 2014	100,000	$1,306,250

Shares issued	5,112,551	65,559,010

Shares redeemed	(59,921)	(777,674)

Net increase	5,152,630	$66,087,586